Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Summary of income tax expense	Total income tax expense consists of:

	December 31, 2021	December 31, 2020

Current tax expense	$90,174	$88,575
Deferred tax expense (recovery)	49,796	(6,214)
	$139,970	$82,361

Summary of income tax expense attributable to geographical jurisdiction
Income tax expense (recovery) attributable to each geographical jurisdiction for the Company is as follows:

	2021	2020

Turkey	$93,144	$68,793
Canada	36,622	28,412
Greece	8,307	(8,763)
Romania	1,897	(6,081)
	$139,970	$82,361

Summary of key factors affecting income tax expense
The key factors affecting income tax expense for the years are as follows:

	2021	2020

Earnings from continuing operations before income tax	$151,066	$206,328
Canadian statutory tax rate	27%	27%

Tax expense on net earnings at Canadian statutory tax rate	$40,788	$55,709

Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(13,618)	(21,893)
Reduction in Greek income tax rate	(11,434)	—
Increase in Turkish income tax rate	6,150	—
Turkish investment tax credits	(47,394)	(21,669)
Québec mineral tax	12,089	12,389
Non-tax effected operating losses	9,734	26,040
Non-deductible expenses and other items	33,413	7,400
Flow-through share renouncement	6,397	—
Impairment and write-down of Stratoni assets	13,359	—
Turkish inflation adjustment exemption benefit	(10,761)	—
Foreign exchange related to the weakening of the Turkish Lira	77,254	18,295
Foreign exchange and other translation adjustments	16,292	(1,426)
Future and current withholding tax on foreign income dividends	7,655	8,705
Other	46	(1,189)
Income tax expense	$139,970	$82,361

Summary of change in net deferred tax position
The change in the Company’s net deferred tax position was as follows:

	2021	2020
Net deferred income tax liability
Balance at January 1,	$414,554	$416,291
Deferred income tax expense (recovery) in the statement of operations	49,796	(6,214)
Deferred tax assets from acquisition of QMX Gold Corporation	(14,122)	—
Deferred tax expense related to discontinued operations	—	5,040
Deferred tax impact on disposition of Tocantinzinho	(11,010)	—
Deferred tax recovery in the consolidated statement of OCI	(23)	(563)
Balance at December 31,	$439,195	$414,554

Summary of temporary difference
The composition of the Company’s net deferred income tax assets and liabilities and deferred tax expense (recovery) is as follows:

Type of temporary difference	Deferred tax assets		Deferred tax liabilities		Expense (Recovery)
	2021	2020	2021	2020	2021	2020

Property, plant and equipment	$—	$—	$490,868	$470,500	$37,727	$(32,891)
Loss carryforwards	19,166	33,587	—	—	22,206	7,325
Liabilities	34,012	35,794	—	10,070	(5,909)	1,647
Future withholding taxes	—	—	—	6,234	(6,234)	6,234
Other items	6,882	15,930	8,387	13,061	2,006	11,471
Balance at December 31,	$60,060	$85,311	$499,255	$499,865	$49,796	$(6,214)

Summary of unrecognized deferred tax assets

Unrecognized deferred tax assets	2021	2020

Tax losses	$192,880	$181,667
Other deductible temporary differences	85,142	39,394
	$278,022	$221,061

Summary of unrecognized tax losses	The gross amount of tax losses for which no deferred tax asset was recognized expire as follows:

	2021	Expiry date	2020	Expiry date

Canadian net operating loss carryforwards	$490,774	2026-2041	$512,102	2025-2040
Canadian capital losses	240,081	none	65,836	none
Greek net operating loss carryforwards	125,401	2022-2026	140,196	2021-2025
Brazilian net operating loss carryforwards	Nil	none	2,421	none